Loans - Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses (Detail) - Average Value [member] - CAD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Base case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	4.00%	5.30%	1.60%
United States Real GDP year-over-year growth	4.10%	5.60%	1.70%
Canadian unemployment rate	7.80%	7.20%	8.70%
United States unemployment rate	5.90%	4.90%	7.40%
Canadian Housing Price Index growth	1.50%	4.70%	2.40%
S&P 500 Index growth rate	5.00%	5.00%	5.60%
West Texas Intermediate Oil Price	$ 50	$ 59	$ 42
Base case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	3.90%	2.50%	3.80%
United States Real GDP year-over-year growth	3.20%	2.80%	3.50%
Canadian unemployment rate	6.10%	6.10%	6.70%
United States unemployment rate	4.10%	4.00%	4.70%
Canadian Housing Price Index growth	3.20%	4.00%	3.00%
S&P 500 Index growth rate	5.00%	5.00%	4.80%
West Texas Intermediate Oil Price	$ 55	$ 61	$ 53
Upside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	6.00%	7.00%	3.60%
United States Real GDP year-over-year growth	5.80%	7.20%	3.00%
Canadian unemployment rate	7.30%	6.70%	7.40%
United States unemployment rate	4.50%	4.40%	5.10%
Canadian Housing Price Index growth	12.20%	8.50%	11.20%
S&P 500 Index growth rate	13.00%	10.70%	11.20%
West Texas Intermediate Oil Price	$ 54	$ 70	$ 51
Upside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	4.40%	3.30%	4.60%
United States Real GDP year-over-year growth	4.50%	3.90%	4.20%
Canadian unemployment rate	5.70%	5.40%	5.90%
United States unemployment rate	3.40%	3.30%	3.50%
Canadian Housing Price Index growth	10.20%	5.60%	10.40%
S&P 500 Index growth rate	10.80%	8.80%	7.70%
West Texas Intermediate Oil Price	$ 62	$ 75	$ 60
Downside case [member] | Within 1 year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.50%	3.40%	0.03%
United States Real GDP year-over-year growth	1.80%	2.20%	(0.60%)
Canadian unemployment rate	8.60%	8.40%	9.50%
United States unemployment rate	7.40%	7.10%	9.20%
Canadian Housing Price Index growth	(9.90%)	(2.80%)	(6.90%)
S&P 500 Index growth rate	(5.50%)	(7.20%)	(3.50%)
West Texas Intermediate Oil Price	$ 41	$ 46	$ 34
Downside case [member] | Later than one year [member]
Disclosure of internal credit grades [line items]
Canadian Real GDP year-over-year growth	2.10%	1.70%	2.00%
United States Real GDP year-over-year growth	1.90%	1.00%	1.70%
Canadian unemployment rate	7.40%	7.00%	8.40%
United States unemployment rate	5.80%	6.30%	7.30%
Canadian Housing Price Index growth	0.30%	1.40%	(0.80%)
S&P 500 Index growth rate	(2.90%)	(5.80%)	(5.30%)
West Texas Intermediate Oil Price	$ 46	$ 48	$ 39